PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Cost
Leasehold improvements	26,520	26,539
Electronic equipment	12,264	12,489
Vehicles	3,233	3,233
Furniture	3,083	3,086
Software purchased	1,919	1,919
Construction in progress	—	966
Total cost	47,019	48,232
Less: Accumulated depreciation and amortization	(31,844)	(37,880)
Property, equipment and software, net	15,175	10,352

Depreciation expenses were RMB 9,368, RMB 7,638 and RMB 6,392 for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment charges were recorded for the years ended December 31, 2023, 2024 and 2025, respectively.